Annual Total Returns- Government Long Bond 1.2x Strategy Fund (Investor Class and Class H) [BarChart] - Investor Class and Class H - Government Long Bond 1.2x Strategy Fund - Investor Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	42.94%	4.52%	(16.04%)	36.10%	(4.59%)	0.37%	9.93%	(4.89%)	17.49%	22.26%